Related party transactions (Tables)	12 Months Ended
Mar. 31, 2019
Related party transactions
Schedule of transactions with joint arrangements and associates

	2019	2018	2017
	€m	€m	€m
Sales of goods and services to associates	27	19	37
Purchase of goods and services from associates	3	1	90
Sales of goods and services to joint arrangements	242	194	19
Purchase of goods and services from joint arrangements	192	199	183
Net interest income receivable from joint arrangements[1]	96	120	87
Trade balances owed:
by associates	1	4	—
to associates	3	2	1
by joint arrangements	193	107	158
to joint arrangements	25	28	15
Other balances owed by joint arrangements[1]	997	1,328	1,209
Other balances owed to joint arrangements[1]	169	150	127

Note:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Idea, Vodafone Hutchison Australia and Cornerstone Telecommunications Infrastructure Limited. Interest is paid in line with market rates.